Other Assets and Notes Receivables	12 Months Ended
Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Loans Notes Trade And Other Receivables Disclosure [Text Block]

7. Other Assets and Notes Receivables

On August 12, 2013, FMCH made an investment-type transaction by providing a credit facility to a middle-market dialysis provider in the amount of up to $200,000 to fund general corporate purposes. Of the $200,000 facility, $180,137 was drawn prior to December 31, 2015. This investment, which had a maturity date of July 4, 2020, was repaid in the amount of $185,254, including accrued interest of $3,315 and a prepayment premium of $1,802 on December 31, 2015.